Schedule of payable to credit card network (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Payable to credit card	$ 4,882,159	$ 3,331,258
[custom:OtherPayablesNew-0]	4,882,159	3,329,879
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Payable to credit card	2,518,437	1,703,826
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Payable to credit card	1,205,765	885,367
Later Than Three Month [Member]
IfrsStatementLineItems [Line Items]
Payable to credit card	$ 1,157,957	$ 740,686